Related party transactions and balances (Details 2) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
WIS Holdings Pte Ltd
Trade receivable - related parties	$ 546,892	$ 602,896
Other payable - related parties	(388,939)	(199,809)
Campaign Complete Solutions Pte Ltd
Trade receivable - related parties	373	6,288
Other payable - related parties		(42,950)
Advance billing - related parties	(32,815)	(6,579)
Weishen Industrial Services Pte Ltd
Trade receivable - related parties	32,621	481,787
Other payable - related parties		(196,148)
Advance billing - related parties	$ (50,809)	(86,537)
Poo Chong Hee
Other payable - related parties		$ (250,000)